OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)    (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713)626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
 Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	CM-I-TST-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—74.26%(a)

Asset-Backed Securities — Commercial Loans/Leases—3.99%

Atlantis One Funding Corp. (b)(c)	0.36%	01/03/12	$75,000	$74,975,250

Atlantis One Funding Corp. (b)(c)	0.40%	02/06/12	50,000	49,962,778

Atlantis One Funding Corp. (b)(c)	0.54%	04/09/12	95,000	94,814,750

				219,752,778

Asset-Backed Securities — Consumer Receivables—16.47%

Amsterdam Funding Corp. (c)	0.25%	12/12/11	42,000	41,996,792

Barton Capital LLC (c)	0.70%	12/01/11	50,000	50,000,000

Old Line Funding, LLC (c)	0.22%	02/23/12	36,741	36,722,139

Old Line Funding, LLC (c)	0.23%	02/01/12	75,000	74,970,292

Old Line Funding, LLC (c)	0.25%	12/28/11	50,074	50,064,611

Old Line Funding, LLC (c)	0.30%	12/02/11	40,612	40,611,661

Salisbury Receivables Co. LLC (c)	0.32%	01/03/12	50,000	49,985,333

Sheffield Receivables Corp. (c)	0.22%	12/08/11	53,000	52,997,733

Sheffield Receivables Corp. (c)	0.32%	01/11/12	50,000	49,981,778

Sheffield Receivables Corp. (c)	0.34%	01/18/12	100,000	99,954,667

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.30%	12/13/11	33,277	33,273,672

Thunder Bay Funding, LLC (c)	0.14%	12/14/11	32,565	32,563,354

Thunder Bay Funding, LLC (c)	0.22%	01/09/12	25,000	24,994,042

Thunder Bay Funding, LLC (c)	0.23%	12/06/11	70,000	69,997,764

Windmill Funding Corp. (c)	0.25%	12/07/11	100,000	99,995,833

Windmill Funding Corp. (c)	0.29%	12/20/11	100,000	99,984,694

				908,094,365

Asset-Backed Securities — Fully Supported Bank—9.96%

Concord Minutemen Capital Co., LLC -Series A, (Multi-CEP’s Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/02/11	100,000	99,999,167

Crown Point Capital Co., LLC -Series A, (Multi-CEP’s- Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/02/11	50,000	49,999,583

Gotham Funding Corp. (CEP- The Bank of Tokyo-Mitsubishi UFJ, Ltd.) (b)(c)	0.25%	12/01/11	50,000	50,000,000

Govco LLC (CEP-Citibank N.A.) (c)	0.15%	12/08/11	75,000	74,997,813

Grampian Funding Ltd./LLC (CEP- Lloyds TSB Bank PLC) (b)(c)	0.20%	12/05/11	70,000	69,998,444

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.37%	12/07/11	80,000	79,995,067

Lexington Parker Capital Co., LLC (Multi-CEP’s- Guggenheim Treasury Services, LLC) (b)(c)	0.35%	12/09/11	55,000	54,995,722

Victory Receivables Corp. (CEP-The Bank of Tokyo-Mitsubishi UFJ, Ltd.) (b)(c)	0.35%	01/12/12	69,000	68,971,825

				548,957,621

Asset-Backed Securities — Multi-Purpose—23.08%

Atlantic Asset Securitization LLC (c)	0.62%	12/01/11	200,000	200,000,000

CAFCO, LLC (c)	0.24%	01/04/12	75,000	74,983,000

Chariot Funding, LLC/Ltd. (c)	0.20%	12/20/11	50,000	49,994,722

Chariot Funding, LLC/Ltd. (c)	0.22%	02/28/12	50,000	49,972,806

CIESCO, LLC (c)	0.24%	01/04/12	110,000	109,975,067

CRC Funding LLC (c)	0.15%	12/06/11	35,000	34,999,271

CRC Funding LLC (c)	0.24%	01/04/12	114,000	113,974,160

Gemini Securitization Corp., LLC (c)	0.29%	12/06/11	50,038	50,035,985

Gemini Securitization Corp., LLC (c)	0.30%	12/08/11	75,000	74,995,625

Gemini Securitization Corp., LLC (c)	0.32%	12/20/11	70,000	69,988,178

Jupiter Securitization Corp. (c)	0.15%	12/05/11	100,000	99,998,333

Jupiter Securitization Corp. (c)	0.22%	01/04/12	50,000	49,989,611

Mont Blanc Capital Corp. (b)(c)	0.25%	12/06/11	62,500	62,497,830

Mont Blanc Capital Corp. (b)(c)	0.25%	12/14/11	100,000	99,990,972

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities — (continued)

Nieuw Amsterdam Receivables Corp. (b)(c)	0.31%	01/04/12	$100,000	$99,970,722

Regency Markets No. 1, LLC (b)(c)	0.43%	02/15/12	31,288	31,259,597

				1,272,625,879

Asset-Backed Securities — Securities—5.17%

Aspen Funding Corp. (c)	0.14%	12/06/11	110,000	109,997,861

Aspen Funding Corp. (c)	0.32%	12/05/11	100,000	99,996,445

Solitaire Funding Ltd./LLC (b)(c)	0.38%	01/13/12	75,000	74,965,958

				284,960,264

Asset-Backed Securities — Trade Receivables—1.35%

Market Street Funding LLC (c)	0.22%	12/21/11	74,606	74,596,882

Diversified Banks—5.53%

Deutsche Bank Financial LLC (b)	0.30%	12/01/11	50,000	50,000,000

Deutsche Bank Financial LLC (b)	0.31%	12/02/11	175,000	174,998,493

National Australia Funding Delaware Inc. (b)(c)	0.25%	01/23/12	80,000	79,970,556

				304,969,049

Life & Health Insurance—2.27%

MetLife Short Term Funding LLC (c)	0.18%	12/07/11	25,000	24,999,250

MetLife Short Term Funding LLC (c)	0.18%	12/08/11	45,000	44,998,425

MetLife Short Term Funding LLC (c)	0.18%	12/13/11	55,000	54,996,700

				124,994,375

Other Diversified Financial Services—0.91%

Credit Suisse (USA), Inc. (b)	0.29%	12/05/11	50,000	49,998,389

Regional Banks—5.53%

Banque et Caisse d’Epargne de I’Etat (b)	0.54%	01/06/12	50,000	49,973,000

Commonwealth Bank of Australia (b)(c)	0.49%	05/07/12	75,000	74,838,708

Commonwealth Bank of Australia (b)(c)	0.50%	04/11/12	100,000	99,816,667

Nordea North America Inc. (b)	0.32%	01/03/12	80,000	79,976,533

				304,604,908

Total Commercial Paper (Cost $4,093,554,510)				4,093,554,510

Certificates of Deposit—15.96%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	12/05/11	75,000	75,000,000

Barclays Bank PLC	0.40%	06/15/12	100,000	100,000,000

Canadian Imperial Bank of Commerce (d)	0.63%	05/04/12	50,000	50,032,611

Lloyds TSB Bank PLC (d)	0.46%	03/05/12	75,000	75,000,000

Rabobank Nederland (d)	0.33%	01/10/12	75,000	75,000,000

Rabobank Nederland (d)	0.34%	05/08/12	25,000	25,000,000

Sumitomo Mitsui Banking Corp.	0.26%	12/01/11	200,000	200,000,000

Sumitomo Mitsui Banking Corp.	0.35%	01/13/12	50,000	50,000,000

Svenska Handelsbanken A.B. (United Kingdom) (b)	0.45%	02/27/12	80,000	80,000,975

Toronto-Dominion Bank	0.26%	01/12/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	50,000	50,000,000

Total Certificates of Deposit (Cost $880,033,586)				880,033,586

Variable Rate Demand Notes—4.63%(d)(e)

Credit Enhanced—4.63%

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC- Bank of New York Mellon) (f)	0.11%	12/15/18	1,500	1,500,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.22%	10/01/33	2,700	2,700,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.10%	12/01/29	$1,600	$1,600,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	07/01/36	6,100	6,100,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.13%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.15%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	03/01/30	19,490	19,490,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.13%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.21%	09/01/14	6,600	6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.33%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.21%	03/01/21	5,700	5,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/24	3,370	3,370,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/15/25	7,770	7,770,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	07/01/27	1,500	1,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.) (f)	0.22%	09/01/39	3,905	3,905,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	12/01/46	6,495	6,495,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/15/38	8,575	8,575,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.17%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	10/01/33	14,730	14,730,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	11/15/28	9,815	9,815,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	06/01/39	7,000	7,000,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	09/01/37	26,720	26,720,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	04/01/34	7,000	7,000,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	02/01/35	4,915	4,915,000

Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	08/15/46	22,400	22,400,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	01/15/22	$4,400	$4,400,000

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	06/01/30	5,200	5,200,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	01/01/27	5,840	5,840,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	07/01/38	2,500	2,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	05/01/39	3,865	3,865,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	02/01/39	3,950	3,950,000

Total Variable Rate Demand Notes (Cost $255,295,000)				255,295,000

Medium-Term Notes—3.72%

Royal Bank of Canada Sr. Unsec. Notes (b)(c)(d)	0.42%	11/30/12	100,000	100,004,363

Svenska Handelsbanken A.B. Notes (b)(c)(d)	0.38%	12/07/12	30,000	30,000,000

Westpac Banking Corp. Sr. Unsec. Notes (b)(c)(d)	0.42%	12/06/12	75,000	75,000,000

Total Medium-Term Notes (Cost $205,004,363)				205,004,363

Bank Notes—1.10%

Barclays Bank PLC Unsec. Gtd. Unsub. Notes (b)(c)(d) (Cost $60,879,997)	1.13%	03/05/12	60,750	60,879,997

TOTAL INVESTMENTS (excluding Repurchase Agreements)—99.67% (Cost $5,494,767,456)				5,494,767,456

			Repurchase
			Amount

Repurchase Agreements—1.77%(g)

Barclays Capital Inc., Joint agreement dated 11/30/11, aggregate maturing value of $324,170,507 (collateralized by U.S. Treasury obligations valued at $330,653,016; 1.50%-2.13%, 11/30/14-07/31/16)	0.10%	12/01/11	13,054,195	13,054,159

Wells Fargo Securities, LLC, Joint agreement dated 11/30/11, aggregate maturing value $500,002,500 (collateralized by Corporate obligations valued at $525,000,000; 0%-6.62%, 12/01/11-07/15/56)	0.18%	12/01/11	84,500,423	84,500,000

Total Repurchase Agreements (Cost $97,554,159)				97,554,159

TOTAL INVESTMENTS(h)(i)—101.44% (Cost $5,592,321,615)				5,592,321,615

OTHER ASSETS LESS LIABILITIES—(1.44)%				(79,502,053)

NET ASSETS—100.00%				$5,512,819,562

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
Unsec.	— Unsecured
Unsub.	Unsubordinated
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.1%; Netherlands: 9.0%; Australia: 6.0%; Germany: 5.5%; other countries less than 5% each: 7.8%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $3,954,492,455, which represented 71.73% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1E.

(h)	Also represents cost for federal income tax purposes.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
November 30, 2011
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—50.96%

Federal Farm Credit Bank (FFCB)—5.27%

Bonds (a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds (a)	0.21%	07/19/12	15,000	15,000,000

Bonds (a)	0.19%	08/15/12	15,000	14,998,943

Bonds (a)	0.23%	08/17/12	20,000	19,995,675

Bonds (a)	0.25%	01/22/13	20,000	19,990,747

Unsec. Disc. Notes (b)	0.10%	12/02/11	10,000	9,999,972

				89,985,337

Federal Home Loan Bank (FHLB)—22.67%

Unsec. Bonds	0.10%	01/19/12	10,000	9,999,491

Unsec. Bonds (a)	0.29%	01/20/12	15,000	14,999,795

Unsec. Bonds	0.13%	01/23/12	15,000	15,000,160

Unsec. Bonds	0.12%	02/13/12	20,000	19,998,616

Unsec. Bonds	0.13%	02/13/12	10,000	9,999,621

Unsec. Bonds	0.12%	02/15/12	15,000	14,999,099

Unsec. Bonds	0.12%	02/27/12	20,000	19,997,710

Unsec. Bonds	0.11%	04/02/12	10,000	9,999,598

Unsec. Bonds (a)	0.14%	07/13/12	20,000	19,999,385

Unsec. Bonds (a)	0.14%	07/19/12	10,000	10,000,000

Unsec. Bonds	0.18%	09/17/12	15,000	14,997,585

Unsec. Disc. Notes (b)	0.02%	01/04/12	27,690	27,689,668

Unsec. Disc. Notes (b)	0.01%	01/06/12	18,590	18,589,814

Unsec. Disc. Notes (b)	0.01%	01/13/12	13,000	12,999,814

Unsec. Disc. Notes (b)	0.01%	01/20/12	50,000	49,999,236

Unsec. Disc. Notes (b)	0.09%	04/04/12	15,000	14,995,312

Unsec. Disc. Notes (b)	0.10%	04/09/12	12,494	12,489,488

Unsec. Disc. Notes (b)	0.08%	04/16/12	15,000	14,995,433

Unsec. Disc. Notes (b)	0.11%	04/25/12	15,000	14,993,613

Unsec. Disc. Notes (b)	0.16%	05/15/12	20,000	19,985,706

Unsec. Disc. Notes (b)	0.12%	06/25/12	15,000	14,989,650

Unsec. Global Bonds	0.12%	02/24/12	10,000	9,998,872

Unsec. Global Bonds (a)	0.26%	08/28/12	15,000	15,000,000

				386,717,666

Federal Home Loan Mortgage Corp. (FHLMC)—13.49%

Unsec. Disc. Notes (b)	0.17%	12/13/11	15,000	14,999,162

Unsec. Disc. Notes (b)	0.16%	01/03/12	15,000	14,997,800

Unsec. Disc. Notes (b)	0.13%	01/09/12	43,850	43,847,858

Unsec. Disc. Notes (b)	0.13%	02/06/12	20,000	19,995,161

Unsec. Disc. Notes (b)	0.10%	02/15/12	15,000	14,996,833

Unsec. Disc. Notes (b)	0.10%	02/23/12	15,000	14,996,500

Unsec. Disc. Notes (b)	0.14%	03/06/12	10,000	9,996,267

Unsec. Disc. Notes (b)	0.10%	03/26/12	10,000	9,996,778

Unsec. Disc. Notes (b)	0.09%	04/02/12	15,000	14,995,388

Unsec. Disc. Notes (b)	0.10%	04/16/12	10,000	9,996,194

Unsec. Disc. Notes (b)	0.10%	05/16/12	25,000	24,988,403

Unsec. Disc. Notes (b)	0.11%	06/05/12	10,000	9,994,286

Series M006, Class A, Taxable VRD MFH Ctfs. (a)(c)	0.22%	10/15/45	26,338	26,338,060

				230,138,690

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)—9.38%

Unsec. Disc. Notes (b)	0.07%	01/04/12	$10,000	$9,999,339

Unsec. Disc. Notes (b)	0.13%	01/11/12	10,000	9,998,519

Unsec. Disc. Notes (b)	0.12%	01/17/12	26,200	26,198,116

Unsec. Disc. Notes (b)	0.10%	02/14/12	10,000	9,997,917

Unsec. Disc. Notes (b)	0.14%	02/16/12	10,000	9,997,006

Unsec. Disc. Notes (b)	0.07%	02/22/12	15,000	14,997,579

Unsec. Disc. Notes (b)	0.10%	03/01/12	15,000	14,996,208

Unsec. Disc. Notes (b)	0.10%	03/02/12	10,000	9,997,445

Unsec. Disc. Notes (b)	0.11%	03/21/12	10,000	9,996,608

Unsec. Disc. Notes (b)	0.10%	04/11/12	13,846	13,840,923

Unsec. Disc. Notes (b)	0.10%	05/01/12	10,000	9,995,778

Unsec. Global Notes (a)	0.25%	07/26/12	10,000	10,001,338

Unsec. Notes	0.88%	01/12/12	10,000	10,008,354

				160,025,130

Overseas Private Investment Corp. (OPIC)—0.15%

Gtd. VRD COP (c)	0.10%	03/15/19	2,500	2,500,000

Total U.S. Government Sponsored Agency Securities (Cost $869,366,823)				869,366,823

U.S. Treasury Bills—0.44%

U.S. Treasury Bills (b) (Cost $7,497,594)	0.27%	01/12/12	7,500	7,497,594

TOTAL INVESTMENTS (excluding Repurchase Agreements)—51.40% (Cost $876,864,417)				876,864,417

			Repurchase
			Amount

Repurchase Agreements—48.59%(d)

Barclays Capital Inc., Joint agreement dated 11/30/11, aggregate maturing value of $324,170,507 (collateralized by U.S. Treasury obligations valued at $330,653,016; 1.50%-2.13%, 11/30/14-07/31/16)	0.10%	12/01/11	12,428,930	12,428,895

Barclays Capital Inc., Joint term agreement dated 11/15/11, aggregate maturing value $350,055,125 (collateralized by a U.S. Government sponsored agency obligations valued at $357,000,565; 0.19%-6.79%, 01/15/12-09/15/60)	0.09%	01/17/12	75,011,813	75,000,000

BNP Paribas Securities Corp., Joint agreement dated 11/30/11, aggregate maturing value $350,001,069 (collateralized by U.S. Government sponsored agency obligations valued at $357,001,035; 0%-5.00%, 11/30/12-01/15/30)	0.11%	12/01/11	1,555,084	1,555,079

BNP Paribas Securities Corp., Term agreement dated 11/03/11, maturing value $100,022,917 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,492; 0%, 01/15/30-04/15/30)	0.11%	01/17/12	100,022,917	100,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 11/04/11, aggregate maturing value of $500,083,333 (collateralized by U.S. Treasury obligations valued at $510,001,703; 0%-11.25%, 02/15/15-08/15/40)	0.10%	01/03/12	75,012,500	75,000,000

Deutsche Bank Securities Inc., Term agreement dated 11/03/11, maturing value $100,020,833 (collateralized by U.S. Government sponsored agency obligations valued at $102,340,481; 0%-6.25%, 02/13/12-02/09/40)	0.10%	01/17/12	100,020,833	100,000,000

Goldman, Sachs & Co., Joint agreement dated 11/30/11, aggregate maturing value $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,015; 0%-6.75%, 05/16/12-09/15/29)	0.11%	12/01/11	80,000,245	80,000,000

RBS Securities Inc., Joint agreement dated 11/30/11, aggregate maturing value $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,002,807; 0%-9.38%, 01/15/12-09/15/39)	0.11%	12/01/11	80,000,245	80,000,000

RBS Securities Inc., Joint term agreement dated 11/17/11, aggregate maturing value $300,018,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,003,075; 0%-5.46%, 01/17/12-01/17/17)	0.07%	12/19/11	80,004,978	80,000,000

RBS Securities Inc., Term agreement dated 11/03/11, aggregate maturing value $75,011,667 (collateralized by U.S. Government sponsored agency obligation valued at $76,500,997; 3.88%, 10/07/13)	0.08%	01/12/12	75,011,667	75,000,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Societe Generale, Joint agreement dated 11/30/11, aggregate maturing value of $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,073; 0%-5.88%, 07/15/15-04/01/56)	0.11%	12/01/11	$50,001,528	$50,000,000

Societe Generale, Joint agreement dated 11/30/11, aggregate maturing value of $950,002,639 (collateralized by U.S. Treasury obligations valued at $969,000,069; 0%-4.75%, 04/19/12-05/15/39)	0.10%	12/01/11	100,000,278	100,000,000

Total Repurchase Agreements (Cost $828,983,974)				828,983,974

TOTAL INVESTMENTS(e)—99.99% (Cost $1,705,848,391)				1,705,848,391

OTHER ASSETS LESS LIABILITIES—0.01%				158,933

NET ASSETS—100.00%				$1,706,007,324

Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Guaranteed
MFH	— Multi-Family Housing
Unsec.	— Unsecured
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(d)	Principal amount equals value at period end. See Note 1E.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
November 30, 2011
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—96.95%

Alabama—2.32%

Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	10/01/32	$3,783	$3,783,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.11%	05/01/41	2,500	2,500,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(d)	0.19%	07/01/15	1,575	1,575,000

				7,858,000

Arizona—3.89%

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.14%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.14%	04/15/30	8,465	8,465,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,000	2,055,479

				13,205,479

Colorado—5.08%

Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (a)(b)	0.19%	01/15/14	6,350	6,350,000

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	1,000	1,000,000

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	02/01/31	2,455	2,455,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	02/01/31	1,395	1,395,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	12/01/37	645	645,000

				17,220,000

Connecticut—1.18%

Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	4,000	4,009,595

Delaware—0.71%

Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.15%	07/01/36	2,400	2,400,000

District of Columbia—1.39%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	01/01/29	4,700	4,700,000

Florida—6.81%

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.56%	10/01/16	300	300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.13%	07/01/31	700	700,000

Fort Lauderdale (City of) (Fire-Rescue Facilities); Series 2011 A, Unlimited Tax GO Bonds	2.00%	07/01/12	590	595,662

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2007 B, VRD Hospital RB (LOC-Bank of Montreal) (a)(c)(d)	0.10%	11/15/37	12,120	12,120,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.30%	10/01/21	1,225	1,225,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	10/01/25	800	800,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(b)(e)	0.17%	12/01/32	$5,095	$5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	11/01/15	2,270	2,270,000

				23,105,662

Georgia—4.82%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.22%	01/01/29	1,700	1,700,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	08/01/21	500	500,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	01/01/20	1,925	1,925,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(c)(d)(e)	0.24%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(d)(e)	0.30%	05/01/24	900	900,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	1.46%	12/01/18	700	700,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.66%	09/01/19	700	700,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/12	1,500	1,512,004

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	09/01/20	3,700	3,700,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	11/01/27	1,060	1,060,000

				16,337,004

Idaho—0.60%

Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	2,000	2,019,999

Illinois—5.56%

Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(d)(e)	0.48%	12/01/21	4,370	4,370,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(d)(e)	0.24%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(d)(e)	0.33%	06/01/27	1,000	1,000,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB (a)	0.43%	03/01/12	2,700	2,700,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JP Morgan Chase Bank, N.A.) (a)(b)(d)	0.25%	06/01/17	1,116	1,116,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	08/15/25	3,605	3,605,000

Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.23%	02/01/21	1,655	1,655,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(d)(e)	0.29%	04/01/22	1,500	1,500,000

				18,846,000

Indiana—4.02%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(d)(e)	0.50%	12/01/23	820	820,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	12/01/18	300	300,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(d)	0.25%	08/01/37	4,845	4,845,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(d)(e)	0.29%	03/01/22	1,540	1,540,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis) (a)(e)	0.37%	06/01/30	$2,140	$2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(d)(e)	0.29%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.23%	10/01/19	1,850	1,850,000

				13,625,000

Iowa—0.41%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(d)(e)	0.48%	06/01/28	1,000	1,000,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of America, N.A.) (a)(d)(e)	0.57%	07/01/16	400	400,000

				1,400,000

Kansas—0.94%

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(b)	0.14%	03/01/31	3,200	3,200,000

Kentucky—0.13%

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(d)	0.10%	12/01/29	450	450,000

Louisiana—0.59%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(d)(e)	0.23%	12/01/27	2,000	2,000,000

Maryland—0.85%

Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (a)(d)(e)	0.23%	09/01/20	1,180	1,180,000

Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 B, Ref. Unlimited Tax GO Bonds	3.00%	03/01/12	300	302,065

Maryland (State of) Department of Transportation; Series 2004, Consolidated Transportation RB	5.00%	05/01/12	365	372,281

Montgomery (County of); Series 2010 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	1,000	1,031,694

				2,886,040

Massachusetts—2.03%

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(d)	0.13%	09/01/38	4,800	4,800,000

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(d)(e)	0.55%	05/01/16	1,225	1,225,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(d)(e)	0.54%	06/01/18	850	850,000

				6,875,000

Michigan—2.07%

Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.24%	08/01/17	705	705,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.11%	10/15/38	1,250	1,250,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-FHLB of Indianapolis) (a)(e)	0.38%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)(e)	0.33%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.51%	05/01/32	2,725	2,725,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	11/01/25	1,900	1,900,000

				7,030,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—1.60%

Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.18%	08/01/15	$1,000	$1,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(d)	0.14%	10/01/23	725	725,000

St. Paul (City of) Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (a)(c)(d)	0.18%	03/01/29	3,000	3,000,000

Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (a)(c)(d)(e)	0.22%	12/01/28	700	700,000

				5,425,000

Mississippi—3.65%

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.14%	04/01/37	10,000	10,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (a)(d)	0.11%	12/01/31	2,400	2,400,000

				12,400,000

Missouri—1.75%

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.17%	07/01/24	1,500	1,500,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of Des Moines) (a)	0.22%	12/01/19	2,630	2,630,000

Wright (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(d)(e)	0.30%	04/01/32	1,800	1,800,000

				5,930,000

Nebraska—1.77%

Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(d)	0.15%	08/15/32	5,000	5,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.15%	06/01/31	1,000	1,000,000

				6,000,000

Nevada—0.27%

Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(e)	0.18%	10/01/37	900	900,000

New Hampshire—2.29%

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(d)	0.14%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(d)	0.14%	07/01/38	3,695	3,695,000

				7,770,000

New Mexico—0.06%

Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.86%	06/01/18	200	200,000

New York—0.34%

Westchester (County of); Series 2009 A, Unlimited Tax GO Bonds	2.25%	01/15/12	1,150	1,152,915

North Carolina—3.93%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)(e)	0.30%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	11/01/23	3,030	3,030,000

New Hanover (County of); Series 2009, Unlimited Tax GO School Bonds	3.00%	06/01/12	1,000	1,013,800

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	06/01/18	1,400	1,400,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—(continued)

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	10/01/17	$1,295	$1,295,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.22%	07/01/31	1,445	1,445,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.25%	08/01/23	1,000	1,000,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	05/15/16	1,165	1,165,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(d)(e)	0.22%	08/01/20	2,450	2,450,000

				13,348,800

North Dakota—0.78%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.28%	12/01/14	2,655	2,655,000

Ohio—2.75%

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	11/01/40	7,305	7,305,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.48%	11/15/19	200	200,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-FHLB of Indianapolis) (a)(b)(e)	0.23%	01/01/34	460	460,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.12%	11/01/30	350	350,000

				9,315,000

Oregon—2.74%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)(e)	0.18%	07/01/27	1,940	1,940,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (a)(e)	0.17%	10/15/38	5,000	5,000,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	04/01/34	1,125	1,125,000

Salem-Kaizer School District No. 24 J; Series 2011, Unlimited Tax GO Bonds (CEP-Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,224,578

				9,289,578

Pennsylvania—5.24%

Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.) (a)(d)	0.20%	06/01/19	450	450,000

Luzerne (County of) Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(d)	0.14%	11/01/14	190	190,000

Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(d)	0.21%	11/01/26	195	195,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(c)(d)	0.13%	07/01/38	10,170	10,170,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	12/01/25	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.17%	12/01/12	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)(e)	0.25%	04/01/17	375	375,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	08/01/26	$200	$200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	12/01/26	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(d)(e)	0.25%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)(e)	0.18%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	08/01/26	325	325,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.20%	11/01/18	700	700,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(d)	0.30%	12/01/14	1,100	1,100,000

				17,780,000

South Carolina—2.59%

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (a)(d)	0.10%	01/01/34	2,150	2,150,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	07/01/17	2,100	2,100,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	09/01/18	3,800	3,800,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(d)(e)	0.30%	12/01/13	750	750,000

				8,800,000

Tennessee—0.70%

Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.51%	04/01/24	150	150,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP-FHLB of Cincinnati) (a)	0.34%	04/01/15	230	230,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)(e)	0.30%	06/01/25	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,000	1,005,782

				2,385,782

Texas—7.75%

Aldine Independent School District Series 2005, Ref. Unlimited Tax Bonds (CEP-Texas Permanent School Fund)	5.25%	02/15/12	1,000	1,010,130

Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.50%	02/15/12	1,000	1,004,643

Dallas (City of); Series 2007, Equipment Acquisition Contractual Obligation Limited Tax GO Bonds	4.00%	08/15/12	500	512,844

Frisco Independent School District; Series 2001, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	6.50%	08/15/12	1,000	1,043,817

Garland Independent School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/12	2,655	2,664,490

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	02/15/42	1,435	1,435,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.19%	12/05/11	3,000	3,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.19%	01/18/12	2,500	2,500,000

Lubbock (City of); Series 2009, Tax & Waterworks System Surplus Revenue Limited Tax Ctfs. of Obligation	5.00%	02/15/12	500	504,900

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	12/01/28	$3,000	$3,000,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,000	1,011,770

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.16%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)(b)(e)	0.22%	09/15/36	4,780	4,780,000

Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	400	406,632

Texas A&M University System Board of Regents (Revenue Financing System); Series 2009 D, RB	5.00%	05/15/12	500	510,551

				26,284,777

Utah—0.55%

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	1,300	1,313,137

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(d)	0.25%	08/01/28	565	565,000

				1,878,137

Vermont—0.45%

Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(d)	0.25%	01/01/22	1,530	1,530,000

Virginia—1.59%

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (a)(b)(d)(e)	0.17%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	10/01/30	2,900	2,900,000

				5,400,000

Washington—8.02%

King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,715,846

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,043,505

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.17%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)(e)	0.18%	11/01/23	800	800,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.45%	07/01/21	700	700,000

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.13%	12/01/24	4,670	4,670,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.13%	11/01/25	8,000	8,000,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP-Washington State School District Enhancement Program)	5.00%	06/01/12	800	818,981

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	11/01/32	760	760,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA) (a)(e)	0.17%	07/15/32	1,600	1,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(d)(e)	0.18%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	10/01/32	850	850,000

				27,208,332

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—0.09%

Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(d)	0.20%	07/01/14	$300	$300,000

Wisconsin—4.58%

Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)(e)	0.39%	09/01/19	4,500	4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP-FHLB of Chicago) (a)	0.14%	12/01/36	6,695	6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.45%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	05/01/30	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.23%	07/01/35	1,225	1,225,000

				15,545,000

Wyoming—0.06%

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(c)(d)	0.11%	01/01/18	220	220,000

TOTAL INVESTMENTS(f)(g)—96.95% (Cost $328,886,100)				328,886,100

OTHER ASSETS LESS LIABILITIES—3.05%				10,350,679

NET ASSETS—100.00%				$339,236,779

Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
Ctfs.	— Certificates
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $46,526,000, which represented 13.71% of the Trust’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Entities:	Percentage:

Wells Fargo Bank, N.A.	18.4%

Bank of America, N.A.	9.6

Federal National Mortgage Association	8.7

JPMorgan Chase Bank, N.A.	7.6

PNC Bank, N.A.	7.6

U.S. Bank, N.A.	5.9

TD Bank, N.A.	5.2

Federal Home Loan Mortgage Corp.	5.1

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

D.	Other Risks —(continued)
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$5,592,321,615	$—	$5,592,321,615

Premier U.S. Government Money Portfolio	—	1,705,848,391	—	1,705,848,391

Premier Tax-Exempt Portfolio	—	328,886,100	—	328,886,100

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.